REVENUE EARNING DEVICES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Restructuring Cost and Reserve [Line Items]
Revenue earning	$ 2,632,720
Disposed of assets	1,108,776
Related accumulated depreciation	1,037,839
Net book value	70,937
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning		$ 3,398,505
Disposed of assets	$ 92,466
Finished goods inventory on assets		$ 0